Other Intangible Assets (Schedule of Other Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 483,579	$ 499,734
Accumulated Amortization	(306,121)	(247,266)
Net Book Value	177,458	252,468
Developed Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	304,766	306,657
Accumulated Amortization	(198,632)	(157,862)
Net Book Value	106,134	148,795
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	19,009	17,785
Accumulated Amortization	(12,257)	(10,008)
Net Book Value	6,752	7,777
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	27,819	32,443
Accumulated Amortization	(16,849)	(14,463)
Net Book Value	10,970	17,980
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	106,571	115,957
Accumulated Amortization	(54,258)	(41,708)
Net Book Value	52,313	74,249
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	5,874	5,874
Accumulated Amortization	(5,874)	(5,874)
Net Book Value
Capitalized Software Development Costs [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	19,540	20,010
Accumulated Amortization	(18,251)	(17,351)
Net Book Value	1,289	2,659
In-process Research and Development [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		1,008
Accumulated Amortization
Net Book Value		$ 1,008